Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Land use rights, cost						¥ 5,868,774	¥ 4,053,855
Less: accumulated amortization						(272,658)	(168,277)
Land use rights, net						5,541,108	3,885,578
Less: impairment						(55,008)
Amortization expenses for land use rights					$ 14,993	104,381	¥ 71,601	¥ 55,545
Forecast [Member]
Amortization expenses for land use rights	¥ 124,095	¥ 124,095	¥ 124,095	¥ 124,095
General and administrative expenses
Less: impairment						¥ (55,000)